UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:         Wolf Fund Management Ltd.

Address:      850 Third Avenue, 10th Floor
              New York, New York 10022

13F File Number: 028-14288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Shyam Srinivasan
Title:  Chief Financial Officer
Phone:  212-201-2640

Signature, Place and Date of Signing:

/s/ Shyam Srinivasan              New York, New York          May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $ 17,686
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.       028-14292                  Wolf Opportunity Fund, Ltd.


                                              FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8

                         TITLE                         VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        CUSIP        (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------          ---------       ------       ---------     --------  ---------  ----------- --------- -----    ------- -----

KOHLS CORP               COM             500255104     15,032      300,460    SH           SOLE                300,460
SMART TECHNOLOGIES INC   CL A SUB VTG S  83172R108      2,654      893,697    SH           SOLE                893,697








SK 21952 0001 1291197